Cover	Sep. 20, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Entity File Number	000-54435
Entity Registrant Name	VPR BRANDS, LP
Entity Central Index Key	0001376231
Entity Tax Identification Number	45-1740641
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1141 Sawgrass Corporate Parkway
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	(954)
Local Phone Number	715-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3001 Griffin Road
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33312